Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 3,884	$ 3,886
Future production costs	(1,659)	(1,769)
Future development/ abandonment costs	(1,104)	(469)
Undiscounted pre-tax cash flows	1,121	1,648
Deferred income taxes	0	0
Future net cash flows	1,121	1,648
Less 10% annual discount factor	(289)	(822)
Standardized measure of discounted future net cash flows	$ 832	$ 826	$ 796